Financial Instruments and Derivatives - Equity Contract Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Equity Contracts | Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 2.7	$ 0.0
Possible decrease in risk variable, impact on pre-tax earnings	$ (2.7)	$ 0.0